Cover	May 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2021
Entity File Number	001-35328
Entity Registrant Name	AEGION CORPORATION
Entity Central Index Key	0000353020
Entity Tax Identification Number	45-3117900
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17988 Edison Avenue
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63005
City Area Code	636
Local Phone Number	530-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, $0.01 par value
Trading Symbol	AEGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false